Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Schedule of revenues
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Domestic fixed line communications – Bezeq fixed-line
Fixed line telephony	1,352	1,255	1,130
Internet - infrastructure	1,461	1,488	1,525
Transmission and data communication	835	775	769
Cloud and digital services	203	230	260
Other services	213	205	199
	4,064	3,953	3,883

Cellular communications - Pelephone
Cellular services and terminal equipment	1,777	1,743	1,713
Sale of terminal equipment	811	757	688
	2,588	2,500	2,401

International communications,
internet services and NEP – Bezeq international	1,480	1,467	1,338

Multi-channel television - DBS	1,745	1,650	1,473

Others	207	219	226
	10,084	9,789	9,321